Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings (loss)	$ (42,788)	$ 41,854
Adjustments for:
Share-based compensation	10,524	7,380
Depletion and amortization	28,210	11,509
Impairment of royalty, stream and other interests	89,000	0
Share of loss of associates	6,114	6,623
Loss (gain) on acquisition of investments	2,099	(8,379)
Net gain (loss) on dilution of investments in associates	(30,560)	(12,023)
Net gain on disposal of investments	(703)	(3,410)
Change in fair value of financial assets at fair value through profit and loss	(1,665)	(6,390)
Deferred income tax expense (recovery)	(24,150)	8,372
Settlement of restricted share units	(5,539)	0
Foreign exchange loss	16,211	5,851
Other	2,403	2,832
Net cash flows provided by operating activities before changes in non-cash working capital items	49,156	54,219
Changes in non-cash working capital items	(440)	(775)
Net cash flows provided by operating activities	48,716	53,444
Investing activities
Decrease (increase) in short-term investments	2,047	(1,800)
Business combination, net of cash aquired	(621,430)	0
Settlement of derivative financial instruments	(21,072)	0
Acquisition of investments	(226,766)	(82,384)
Proceeds on disposal of investments	71,090	129,183
Acquisition of royalty and stream interests	(80,119)	(55,250)
Proceeds on sale of royalty interests	0	3,630
Property and equipment	(137)	(105)
Exploration and evaluation, net of tax credits	(1,128)	(8,327)
Net cash flows used in investing activities	(877,515)	(15,053)
Financing activities
Issuance of long-term debt	447,323	50,000
Issuance of common shares and warrants	264,278	177,934
Issue expenses	(190)	(8,066)
Financing fees	(12,619)	(850)
Investment from non-controlling interests	1,292	4,499
Normal course issue bid, purchase of common shares	(1,822)	0
Dividends paid	(19,325)	(15,317)
Net cash flows provided by financing activities	678,937	208,200
Increase (decrease) in cash and cash equivalents before effects of exchange rate changes on cash and cash equivalents	(149,862)	246,591
Effect of exchange rate changes on cash and cash equivalents	(15,682)	(5,851)
Increase (decrease) in cash and cash equivalents	(165,544)	240,740
Cash and cash equivalents at beginning of period	499,249	258,509
Cash and cash equivalents at end of period	$ 333,705	$ 499,249